[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD  21203-1476
410 o 539 o 0000



                                            May 3, 2000




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

     Re:  Legg Mason Focus Trust, Inc.
          1933 Act File No. 33-89090
          1940 Act File No. 811-8966

Ladies and Gentlemen:

          Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Statement of Additional Information with respect to the above-referenced fund does not differ from the one filed in Post-Effective Amendment No. 10 which was filed electronically on April 12, 2000.

                                            Very truly yours,

                                            FOCUS TRUST, INC.



                                            By: /s/ Patricia A. Maxey
                                            -------------------------
                                                Patricia A. Maxey
                                                Secretary

PAM:kms